PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	As of December 31,
	2024	2025
	RMB	RMB
Cost
Leasehold improvements	26,520	26,539
Electronic equipment	12,264	12,489
Vehicles	3,233	3,233
Furniture	3,083	3,086
Software purchased	1,919	1,919
Construction in progress	—	966
Total cost	47,019	48,232
Less: Accumulated depreciation and amortization	(31,844)	(37,880)
Property, equipment and software, net	15,175	10,352